Prepayments and other current assets - Summary of provision for other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Balance at the beginning of year	¥ 48,647	$ 7,455	¥ 20,204	¥ 16,905
Addition	56,747	8,697	30,023	4,200
Reversal	(837)	(128)	(1,580)	(901)
Write-offs	(14,968)	(2,294)	0	0
Balance at the end of year	91,422	14,011	48,647	20,204
Accounting standards update
Addition	1,833	281	0	0
Prepaid Expenses And Other Current Asset [Member]
Balance at the beginning of year	154,482	23,675	29,901	30,632
Addition	182,829	28,020	132,825	6,009
Reversal	(12,190)	(1,868)	(8,244)	(6,740)
Balance at the end of year	342,383	52,473	154,482	29,901
Prepaid Expenses And Other Current Asset [Member] | Accounting standards update
Addition	¥ 17,262	$ 2,646	¥ 0	¥ 0